Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 13, 2024, to the Summary Prospectuses and Prospectuses of the Gateway Fund and Gateway Equity Call Premium Fund, each dated May 1, 2024, as may be revised or supplemented from time to time.
GATEWAY FUND
(the “Fund”)
Effective immediately, the first paragraph under the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the “Fund Summary” and under the sub‑section “Principal Investment Strategies” in the section “More About Goals and Strategies” within the Fund’s Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options is intended to reduce the Fund’s volatility, provides steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in real estate investment trusts (“REITs”).
Effective immediately, the “Investments in Other Investment Companies Risk” and “Issuer Exposure Risk” disclosure is hereby included under the sub‑section “Principal Investment Risks” in the section “Investments, Risks and Performance” in the “Fund Summary” with respect to the Fund:
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses.
Issuer Exposure Risk: Although the Fund is “diversified” within the meaning of the Investment Company Act of 1940 (the “1940 Act”), increases in value in certain securities held by the Fund could cause the Fund to be significantly exposed to a relatively small number of issuers. Similarly, although the Fund is not an index fund, in order to reduce the Fund’s performance dispersion from its benchmark the Fund may use investments in other investment companies to increase its exposure to certain issuers to a greater extent than might otherwise be permitted under the 1940 Act. This exposure to a relatively small number of issuers could increase the risk and volatility of the Fund.
GATEWAY EQUITY CALL PREMIUM FUND
(the “Fund”)
Effective immediately, the first paragraph under the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the “Fund Summary” and under the sub‑section “Principal Investment Strategies” in the section “More About Goals and Strategies” within the Fund’s Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities purchased by the Fund may include the following U.S. exchange-listed securities: common stocks; American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities; and interests in real estate investment trusts (“REITs”). The Fund ordinarily invests in a broadly diversified equity portfolio, while also writing (selling) index call options with an aggregate notional value approximately equal to the market value of the equity portfolio. Writing index call options is intended to reduce the Fund’s volatility and provide steady cash flow. Cash flow from call option writing is intended to be an important source of the Fund’s return, although the Fund’s option writing activity reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of a diversified stock portfolio and the steady cash flow from the sale of index call options is intended to moderate the volatility of returns relative to an all‑equity portfolio. The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940. The Fund may invest in companies with small, medium or large market capitalizations.
Effective immediately, the “Investments in Other Investment Companies Risk” and “Issuer Exposure Risk” disclosure is hereby included under the sub‑section “Principal Investment Risks” in the section “Investments, Risks and Performance” in the “Fund Summary” with respect to the Fund:
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses.
Issuer Exposure Risk: Although the Fund is “diversified” within the meaning of the Investment Company Act of 1940 (the “1940 Act”), increases in value in certain securities held by the Fund could cause the Fund to be significantly exposed to a relatively small number of issuers. Similarly, although the Fund is not an index fund, in order to reduce the Fund’s performance dispersion from its benchmark the Fund may use investments in other investment companies to increase its exposure to certain issuers to a greater extent than might otherwise be permitted under the 1940 Act. This exposure to a relatively small number of issuers could increase the risk and volatility of the Fund.

Gateway Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 13, 2024, to the Summary Prospectuses and Prospectuses of the Gateway Fund and Gateway Equity Call Premium Fund, each dated May 1, 2024, as may be revised or supplemented from time to time.
GATEWAY FUND
(the “Fund”)
Effective immediately, the first paragraph under the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the “Fund Summary” and under the sub‑section “Principal Investment Strategies” in the section “More About Goals and Strategies” within the Fund’s Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options is intended to reduce the Fund’s volatility, provides steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in real estate investment trusts (“REITs”).
Effective immediately, the “Investments in Other Investment Companies Risk” and “Issuer Exposure Risk” disclosure is hereby included under the sub‑section “Principal Investment Risks” in the section “Investments, Risks and Performance” in the “Fund Summary” with respect to the Fund:
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses.
Issuer Exposure Risk: Although the Fund is “diversified” within the meaning of the Investment Company Act of 1940 (the “1940 Act”), increases in value in certain securities held by the Fund could cause the Fund to be significantly exposed to a relatively small number of issuers. Similarly, although the Fund is not an index fund, in order to reduce the Fund’s performance dispersion from its benchmark the Fund may use investments in other investment companies to increase its exposure to certain issuers to a greater extent than might otherwise be permitted under the 1940 Act. This exposure to a relatively small number of issuers could increase the risk and volatility of the Fund.

Gateway Equity Call Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 13, 2024, to the Summary Prospectuses and Prospectuses of the Gateway Fund and Gateway Equity Call Premium Fund, each dated May 1, 2024, as may be revised or supplemented from time to time.
GATEWAY EQUITY CALL PREMIUM FUND
(the “Fund”)
Effective immediately, the first paragraph under the sub‑section “Principal Investment Strategies” in the section “Investments, Risks and Performance” in the “Fund Summary” and under the sub‑section “Principal Investment Strategies” in the section “More About Goals and Strategies” within the Fund’s Prospectus is hereby amended and restated as follows with respect to the Fund:
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. Equity securities purchased by the Fund may include the following U.S. exchange-listed securities: common stocks; American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities; and interests in real estate investment trusts (“REITs”). The Fund ordinarily invests in a broadly diversified equity portfolio, while also writing (selling) index call options with an aggregate notional value approximately equal to the market value of the equity portfolio. Writing index call options is intended to reduce the Fund’s volatility and provide steady cash flow. Cash flow from call option writing is intended to be an important source of the Fund’s return, although the Fund’s option writing activity reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of a diversified stock portfolio and the steady cash flow from the sale of index call options is intended to moderate the volatility of returns relative to an all‑equity portfolio. The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940. The Fund may invest in companies with small, medium or large market capitalizations.
Effective immediately, the “Investments in Other Investment Companies Risk” and “Issuer Exposure Risk” disclosure is hereby included under the sub‑section “Principal Investment Risks” in the section “Investments, Risks and Performance” in the “Fund Summary” with respect to the Fund:
Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses.
Issuer Exposure Risk: Although the Fund is “diversified” within the meaning of the Investment Company Act of 1940 (the “1940 Act”), increases in value in certain securities held by the Fund could cause the Fund to be significantly exposed to a relatively small number of issuers. Similarly, although the Fund is not an index fund, in order to reduce the Fund’s performance dispersion from its benchmark the Fund may use investments in other investment companies to increase its exposure to certain issuers to a greater extent than might otherwise be permitted under the 1940 Act. This exposure to a relatively small number of issuers could increase the risk and volatility of the Fund.